10-Q Commitment and Contingencies - Schedule of Operating Lease Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2024	$ 227	$ 155
2025	577	161
2026	511	41
2027	361
Total undiscounted lease payments	1,676	357
Less: Present value adjustment	(196)	(28)
Operating lease liability, net	$ 1,480	$ 329